Stockholders' Equity - Schedule of Stock Option Activity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Stock Option Activity [Abstract]
Options, Outstanding balance	235,000	235,000
Weighted- Average Exercise Price Per Share, Outstanding balance	$ 2.02	$ 2.02
Options, Granted	1,141,804		235,000
Weighted- Average Exercise Price Per Share, Granted	$ 0.61		$ 2.02
Options, Exercised
Weighted- Average Exercise Price Per Share, Exercised
Options, Forfeited
Weighted- Average Exercise Price Per Share, Forfeited
Options, Expired
Weighted- Average Exercise Price Per Share, Expired
Options, Outstanding and expected to vest	1,376,804	235,000	235,000
Weighted- Average Exercise Price Per Share, Outstanding and expected to vest	$ 0.85	$ 2.02	$ 2.02